Income Taxes (Details) - Schedule of Income Tax Expense Determined at the PRC Statutory Income Tax Rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expense Determined at the PRC Statutory Income Tax Rate [Abstract]
Loss before income tax expense	$ (6,120)	$ (8,845)	$ (16,680)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at PRC statutory income tax rate	$ (1,530)	$ (2,211)	$ (4,170)
Super deduction of qualified R&D expenditures
Expenses not deductible	660	265	4,141
Change in valuation allowance	870	1,946	53
Change in unrecognized deferred tax asset
Income tax expense			$ 24